Income taxes - Reconciliation of U.S. Federal Statutory Income Tax Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Effective income tax rate reconciliation
Federal income tax expense at statutory rate	21.00%	21.00%
State taxes-net of federal benefit	6.00%	6.00%
Change in fair value of preferred stock tranche obligations	(2.00%)
Other permanent differences	(1.00%)
Federal & state R&D credits	4.00%	2.00%
Increase in valuation allowance	(28.00%)	(29.00%)
Effective income tax rate	0.00%	0.00%